Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.37%
Real estate: 99.37%
Diversified REITs: 2.70%
American Assets Trust, Inc.	993	$18,917
Broadstone Net Lease, Inc.	3,295	51,666
Empire State Realty Trust, Inc. Class A	2,503	15,443
Essential Properties Realty Trust, Inc.	2,710	64,850
Global Net Lease, Inc.	1,974	18,990
WP Carey, Inc.	4,008	277,995
		447,861
Health care REITs: 10.33%
CareTrust REIT, Inc.	1,893	36,724
Community Healthcare Trust, Inc.	447	14,661
Diversified Healthcare Trust	4,561	6,203
Global Medical REIT, Inc.	1,172	10,220
Healthcare Realty Trust, Inc.	7,244	134,811
Healthpeak Properties, Inc.	10,407	207,724
LTC Properties, Inc.	770	24,724
Medical Properties Trust, Inc.	11,400	94,050
National Health Investors, Inc.	825	42,991
Omega Healthcare Investors, Inc.	4,458	132,893
Universal Health Realty Income Trust	241	10,527
Ventas, Inc.	7,613	328,425
Welltower, Inc.	8,993	670,968
		1,714,921
Hotel & resort REITs: 3.93%
Apple Hospitality REIT, Inc.	4,049	58,832
Ashford Hospitality Trust, Inc.†	656	2,722
Chatham Lodging Trust	928	8,714
DiamondRock Hospitality Co.	3,984	31,274
Hersha Hospitality Trust Class A	625	3,619
Host Hotels & Resorts, Inc.	13,610	225,926
Park Hotels & Resorts, Inc.	4,279	55,370
Pebblebrook Hotel Trust	2,502	33,927
RLJ Lodging Trust	3,084	31,704
Ryman Hospitality Properties, Inc.	1,049	96,225
Service Properties Trust	3,149	25,853
Summit Hotel Properties, Inc.	2,034	13,323
Sunstone Hotel Investors, Inc.	4,004	39,519
Xenia Hotels & Resorts, Inc.	2,166	25,234
		652,242
Industrial REITs : 18.70%
Americold Realty Trust, Inc.	5,127	150,221
EastGroup Properties, Inc.	829	136,462
First Industrial Realty Trust, Inc.	2,514	130,678
Industrial Logistics Properties Trust	1,247	2,257
Innovative Industrial Properties, Inc.	399	26,374
See accompanying notes to portfolio of investments
Allspring U.S. REIT Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Industrial REITs (continued)
LXP Industrial Trust	5,248	$54,264
Plymouth Industrial REIT, Inc.	742	16,257
Prologis, Inc.	17,570	2,188,343
Rexford Industrial Realty, Inc.	3,599	195,930
STAG Industrial, Inc.	3,410	118,668
Terreno Realty Corp.	1,387	85,065
		3,104,519
Office REITs : 5.71%
Alexandria Real Estate Equities, Inc.	2,997	340,040
Boston Properties, Inc.	2,715	132,139
Brandywine Realty Trust	3,265	12,733
City Office REIT, Inc.	756	3,425
Corporate Office Properties Trust	2,139	48,812
Cousins Properties, Inc.	2,883	57,429
Douglas Emmett, Inc.	3,345	38,802
Easterly Government Properties, Inc.	1,728	23,985
Equity Commonwealth	2,085	42,638
Franklin Street Properties Corp. Class C	1,748	2,517
Highwoods Properties, Inc.	2,001	41,381
Hudson Pacific Properties, Inc.	2,442	11,404
JBG SMITH Properties	1,883	26,663
Kilroy Realty Corp.	2,006	54,443
Office Properties Income Trust	923	6,683
Orion Office REIT, Inc.	1,077	5,977
Paramount Group, Inc.	3,137	13,615
Piedmont Office Realty Trust, Inc. Class A	2,349	14,634
SL Green Realty Corp.	1,224	28,311
Vornado Realty Trust	3,066	41,575
		947,206
Residential REITs : 19.74%
American Homes 4 Rent Class A	5,842	200,264
Apartment Income REIT Corp.	2,830	98,173
Apartment Investment & Management Co. Class A	2,885	23,397
AvalonBay Communities, Inc.	2,663	463,309
Camden Property Trust	2,096	218,969
Centerspace	286	16,820
Elme Communities	1,664	25,143
Equity LifeStyle Properties, Inc.	3,329	210,293
Equity Residential	6,482	394,105
Essex Property Trust, Inc.	1,229	265,538
Independence Realty Trust, Inc.	4,259	73,553
Invitation Homes, Inc.	11,055	374,543
Mid-America Apartment Communities, Inc.	2,198	323,238
NexPoint Residential Trust, Inc.	432	17,729
Sun Communities, Inc.	2,358	298,593
UDR, Inc.	5,886	233,498
See accompanying notes to portfolio of investments
2 | Allspring U.S. REIT Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
UMH Properties, Inc.	1,022	$15,545
Veris Residential, Inc.†	1,508	24,369
		3,277,079
Retail REITs : 16.28%
Acadia Realty Trust	1,807	23,256
Agree Realty Corp.	1,685	108,666
Brixmor Property Group, Inc.	5,708	114,331
Federal Realty Investment Trust	1,392	122,774
Getty Realty Corp.	808	27,690
Kimco Realty Corp.	11,772	216,369
Kite Realty Group Trust	4,170	81,065
Macerich Co.	4,096	39,486
Necessity Retail REIT, Inc.	2,554	16,320
NETSTREIT Corp.	1,044	18,218
NNN REIT, Inc.	3,453	146,891
Realty Income Corp.	11,937	709,535
Regency Centers Corp.	2,930	164,871
Retail Opportunity Investments Corp.	2,370	28,914
RPT Realty	1,622	15,117
Simon Property Group, Inc.	6,222	654,243
SITE Centers Corp.	3,490	41,601
Spirit Realty Capital, Inc.	2,657	103,782
Tanger Factory Outlet Centers, Inc.	1,985	40,435
Urban Edge Properties	2,235	29,793
		2,703,357
Specialized REITs : 21.98%
CubeSmart	4,274	189,937
Digital Realty Trust, Inc.	5,472	560,661
EPR Properties	1,427	59,520
Equinix, Inc.	1,762	1,313,659
Extra Space Storage, Inc.	2,550	367,888
Four Corners Property Trust, Inc.	1,596	41,017
Life Storage, Inc.	1,618	206,117
National Storage Affiliates Trust	1,608	58,869
Public Storage	3,009	852,450
		3,650,118
Total common stocks (Cost $15,860,710)		16,497,303
See accompanying notes to portfolio of investments
Allspring U.S. REIT Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.62%
Investment companies: 0.62%
Allspring Government Money Market Fund Select Class♠∞		5.01%	103,301	$103,301
Total short-term investments (Cost $103,301)				103,301
Total investments in securities (Cost $15,964,011)	99.99%			16,600,604
Other assets and liabilities, net	0.01			2,203
Total net assets	100.00%			$16,602,807

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$218,495	$1,493,571	$(1,608,765)	$0	$0	$103,301	103,301	$1,800
See accompanying notes to portfolio of investments
4 | Allspring U.S. REIT Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$16,497,303	$0	$0	$16,497,303
Short-term investments
Investment companies	103,301	0	0	103,301
Total assets	$16,600,604	$0	$0	$16,600,604
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring U.S. REIT Portfolio | 5